Annual Fund Operating Expenses - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA	Sep. 30, 2025
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 01, 2026
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.60%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.30%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.55%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.63%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.38%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.37%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.26%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 01, 2026
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.26%

[1]	The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least October 1, 2026; provided, however, that if fund shareholders approve a new management fee structure at a special meeting of shareholders to be held on November 25, 2025, the waiver will be in effect until the new management fee structure is implemented. The waiver may only be modified or terminated with the approval of the fund’s board.
[2]	The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least October 1, 2026; provided, however, that if fund shareholders approve a new management fee structure at a special meeting of shareholders to be held on November 25, 2025, the waiver will be in effect until the new management fee structure is implemented. The waiver may only be modified or terminated with the approval of the fund’s board.